Stock-based Compensation - Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Weighted Average Grant Date Fair Value (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Stock-based Compensation
Total grant date fair value of stock options vested	$ 776	$ 573